Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000162546 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000162546 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014629 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000014629 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000079553 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000079553 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014630 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000014630 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014628 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000014628 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000162549 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
C000162549 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[1]
C000162549 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[1]
C000162549 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.00%	[1]
C000162549 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[1]
C000162549 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%	[1]
C000162549 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[1]
C000162549 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
C000162549 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[1]
C000162549 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162549 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000162549 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
C000162549 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000162549 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000162549 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000162549 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000162549 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000162549 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162549 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162549 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033992 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[2]
C000033992 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[2]
C000033992 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[2]
C000033992 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.00%	[2]
C000033992 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[2]
C000033992 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%	[2]
C000033992 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[2]
C000033992 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[2]
C000033992 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[2]
C000033992 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033992 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000033992 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
C000033992 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000033992 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000033992 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000033992 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000033992 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000033992 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000033992 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033992 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079556 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[3]
C000079556 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[3]
C000079556 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[3]
C000079556 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.00%	[3]
C000079556 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[3]
C000079556 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%	[3]
C000079556 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[3]
C000079556 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[3]
C000079556 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[3]
C000079556 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079556 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000079556 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
C000079556 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000079556 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000079556 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000079556 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000079556 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000079556 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000079556 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079556 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033991 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[4]
C000033991 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[4]
C000033991 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[4]
C000033991 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.00%	[4]
C000033991 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[4]
C000033991 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%	[4]
C000033991 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[4]
C000033991 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[4]
C000033991 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[4]
C000033991 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033991 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000033991 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
C000033991 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000033991 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000033991 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000033991 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000033991 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000033991 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000033991 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033991 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014635 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[5]
C000014635 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[5]
C000014635 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[5]
C000014635 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.00%	[5]
C000014635 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[5]
C000014635 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%	[5]
C000014635 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[5]
C000014635 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[5]
C000014635 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[5]
C000014635 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014635 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000014635 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
C000014635 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000014635 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000014635 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014635 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000014635 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000014635 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014635 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014635 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202747 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[6]
C000202747 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[6]
C000202747 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[6]
C000202747 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.00%	[6]
C000202747 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[6]
C000202747 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%	[6]
C000202747 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[6]
C000202747 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[6]
C000202747 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[6]
C000202747 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202747 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202747 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
C000202747 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000202747 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000202747 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000202747 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000202747 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202747 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202747 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202747 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162550 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[7]
C000162550 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%	[7]
C000162550 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[7]
C000162550 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000162550 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162550 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162550 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000014637 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[8]
C000014637 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%	[8]
C000014637 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[8]
C000014637 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000014637 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014637 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014637 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000079557 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[9]
C000079557 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%	[9]
C000079557 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[9]
C000079557 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000079557 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000079557 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079557 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000033993 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[10]
C000033993 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%	[10]
C000033993 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[10]
C000033993 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000033993 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033993 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033993 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000014636 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[11]
C000014636 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%	[11]
C000014636 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[11]
C000014636 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000014636 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014636 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014636 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000202748 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[12]
C000202748 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%	[12]
C000202748 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[12]
C000202748 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000202748 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202748 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202748 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000162551 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000162551 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%
C000162551 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000162551 [Member] | Short Term Variable Rate Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000033995 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000033995 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%
C000033995 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000033995 [Member] | Short Term Variable Rate Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000079558 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000079558 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%
C000079558 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000079558 [Member] | Short Term Variable Rate Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000033994 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000033994 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%
C000033994 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000033994 [Member] | Short Term Variable Rate Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000014638 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000014638 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%
C000014638 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000014638 [Member] | Short Term Variable Rate Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000162566 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[13]
C000162566 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[13]
C000162566 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[13]
C000162566 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.60%	[13]
C000162566 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[13]
C000162566 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[13]
C000162566 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[13]
C000162566 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[13]
C000162566 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[13]
C000162566 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000162566 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	44.40%
C000162566 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
C000162566 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000162566 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000162566 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162566 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000033274 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[14]
C000033274 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[14]
C000033274 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[14]
C000033274 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.60%	[14]
C000033274 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[14]
C000033274 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[14]
C000033274 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[14]
C000033274 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[14]
C000033274 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[14]
C000033274 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000033274 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	44.40%
C000033274 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
C000033274 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000033274 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000033274 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033274 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000079571 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[15]
C000079571 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[15]
C000079571 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[15]
C000079571 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.60%	[15]
C000079571 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[15]
C000079571 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[15]
C000079571 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[15]
C000079571 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[15]
C000079571 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[15]
C000079571 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000079571 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	44.40%
C000079571 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
C000079571 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000079571 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000079571 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079571 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000033275 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[16]
C000033275 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[16]
C000033275 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[16]
C000033275 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.60%	[16]
C000033275 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[16]
C000033275 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[16]
C000033275 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[16]
C000033275 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[16]
C000033275 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[16]
C000033275 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000033275 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	44.40%
C000033275 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
C000033275 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000033275 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000033275 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033275 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000033276 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[17]
C000033276 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[17]
C000033276 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[17]
C000033276 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.60%	[17]
C000033276 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[17]
C000033276 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[17]
C000033276 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[17]
C000033276 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[17]
C000033276 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[17]
C000033276 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000033276 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	44.40%
C000033276 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
C000033276 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000033276 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000033276 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033276 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202755 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[18]
C000202755 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[18]
C000202755 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[18]
C000202755 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.60%	[18]
C000202755 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[18]
C000202755 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[18]
C000202755 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[18]
C000202755 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[18]
C000202755 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[18]
C000202755 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202755 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	44.40%
C000202755 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
C000202755 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000202755 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202755 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202755 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000162567 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[19]
C000162567 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[19]
C000162567 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[19]
C000162567 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[19]
C000162567 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.80%	[19]
C000162567 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	37.50%	[19]
C000162567 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[19]
C000162567 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162567 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000162567 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	88.70%
C000162567 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000162567 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000162567 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000162567 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000162567 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033277 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[20]
C000033277 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[20]
C000033277 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[20]
C000033277 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[20]
C000033277 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.80%	[20]
C000033277 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	37.50%	[20]
C000033277 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[20]
C000033277 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033277 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000033277 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	88.70%
C000033277 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000033277 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000033277 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000033277 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000033277 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079572 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[21]
C000079572 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[21]
C000079572 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[21]
C000079572 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[21]
C000079572 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.80%	[21]
C000079572 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	37.50%	[21]
C000079572 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[21]
C000079572 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079572 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000079572 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	88.70%
C000079572 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000079572 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000079572 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000079572 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000079572 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033278 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[22]
C000033278 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[22]
C000033278 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[22]
C000033278 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[22]
C000033278 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.80%	[22]
C000033278 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	37.50%	[22]
C000033278 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[22]
C000033278 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033278 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000033278 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	88.70%
C000033278 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000033278 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000033278 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000033278 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000033278 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033279 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[23]
C000033279 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[23]
C000033279 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[23]
C000033279 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[23]
C000033279 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.80%	[23]
C000033279 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	37.50%	[23]
C000033279 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[23]
C000033279 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033279 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000033279 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	88.70%
C000033279 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000033279 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000033279 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000033279 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000033279 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202756 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[24]
C000202756 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[24]
C000202756 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[24]
C000202756 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[24]
C000202756 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.80%	[24]
C000202756 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	37.50%	[24]
C000202756 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[24]
C000202756 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202756 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000202756 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	88.70%
C000202756 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000202756 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000202756 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000202756 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000202756 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162569 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[25]
C000162569 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[25]
C000162569 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[25]
C000162569 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%	[25]
C000162569 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[25]
C000162569 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[25]
C000162569 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[25]
C000162569 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[25]
C000162569 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[25]
C000162569 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162569 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000162569 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000162569 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000162569 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000162569 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000162569 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000162569 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000162569 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000162569 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162569 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033283 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[26]
C000033283 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[26]
C000033283 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[26]
C000033283 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%	[26]
C000033283 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[26]
C000033283 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[26]
C000033283 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[26]
C000033283 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[26]
C000033283 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[26]
C000033283 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033283 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000033283 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000033283 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000033283 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000033283 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000033283 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000033283 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000033283 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000033283 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033283 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079574 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[27]
C000079574 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[27]
C000079574 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[27]
C000079574 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%	[27]
C000079574 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[27]
C000079574 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[27]
C000079574 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[27]
C000079574 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[27]
C000079574 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[27]
C000079574 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079574 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000079574 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000079574 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000079574 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000079574 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000079574 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000079574 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000079574 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000079574 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079574 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033284 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[28]
C000033284 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[28]
C000033284 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[28]
C000033284 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%	[28]
C000033284 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[28]
C000033284 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[28]
C000033284 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[28]
C000033284 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[28]
C000033284 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[28]
C000033284 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033284 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000033284 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000033284 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000033284 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000033284 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000033284 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000033284 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000033284 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000033284 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033284 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033285 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[29]
C000033285 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[29]
C000033285 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[29]
C000033285 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%	[29]
C000033285 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[29]
C000033285 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[29]
C000033285 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[29]
C000033285 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[29]
C000033285 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[29]
C000033285 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033285 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000033285 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000033285 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000033285 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000033285 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000033285 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000033285 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000033285 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000033285 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033285 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202758 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[30]
C000202758 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[30]
C000202758 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[30]
C000202758 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%	[30]
C000202758 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[30]
C000202758 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[30]
C000202758 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[30]
C000202758 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[30]
C000202758 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[30]
C000202758 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202758 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202758 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000202758 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000202758 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000202758 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000202758 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000202758 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202758 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000202758 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202758 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162570 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[31]
C000162570 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[31]
C000162570 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%	[31]
C000162570 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.90%	[31]
C000162570 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[31]
C000162570 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[31]
C000162570 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[31]
C000162570 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000162570 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000162570 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033286 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[32]
C000033286 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[32]
C000033286 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%	[32]
C000033286 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.90%	[32]
C000033286 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[32]
C000033286 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[32]
C000033286 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[32]
C000033286 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000033286 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000033286 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033287 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[33]
C000033287 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[33]
C000033287 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%	[33]
C000033287 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.90%	[33]
C000033287 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[33]
C000033287 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[33]
C000033287 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[33]
C000033287 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000033287 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000033287 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162579 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[34]
C000162579 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[34]
C000162579 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	70.90%	[34]
C000162579 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[34]
C000162579 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[34]
C000162579 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[34]
C000162579 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[34]
C000162579 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162579 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.40%
C000162579 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000162579 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000162579 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162579 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000162579 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079526 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[35]
C000079526 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[35]
C000079526 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	70.90%	[35]
C000079526 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[35]
C000079526 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[35]
C000079526 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[35]
C000079526 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[35]
C000079526 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079526 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.40%
C000079526 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000079526 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000079526 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000079526 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000079526 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079525 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[36]
C000079525 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[36]
C000079525 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	70.90%	[36]
C000079525 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[36]
C000079525 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[36]
C000079525 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[36]
C000079525 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[36]
C000079525 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079525 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.40%
C000079525 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000079525 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000079525 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000079525 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000079525 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079524 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[37]
C000079524 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[37]
C000079524 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	70.90%	[37]
C000079524 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[37]
C000079524 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[37]
C000079524 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[37]
C000079524 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[37]
C000079524 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079524 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.40%
C000079524 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000079524 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000079524 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000079524 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000079524 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079523 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[38]
C000079523 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[38]
C000079523 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	70.90%	[38]
C000079523 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[38]
C000079523 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[38]
C000079523 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[38]
C000079523 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[38]
C000079523 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079523 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.40%
C000079523 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000079523 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000079523 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000079523 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000079523 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202762 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[39]
C000202762 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[39]
C000202762 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	70.90%	[39]
C000202762 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[39]
C000202762 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[39]
C000202762 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[39]
C000202762 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[39]
C000202762 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202762 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.40%
C000202762 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000202762 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000202762 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202762 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202762 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162598 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[40]
C000162598 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[40]
C000162598 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[40]
C000162598 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	52.20%	[40]
C000162598 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[40]
C000162598 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[40]
C000162598 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[40]
C000162598 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[40]
C000162598 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[40]
C000162598 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162598 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	58.20%
C000162598 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%
C000162598 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000162598 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162598 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000162598 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000162598 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000162598 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000117723 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[41]
C000117723 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[41]
C000117723 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[41]
C000117723 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	52.20%	[41]
C000117723 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[41]
C000117723 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[41]
C000117723 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[41]
C000117723 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[41]
C000117723 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[41]
C000117723 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000117723 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	58.20%
C000117723 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%
C000117723 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000117723 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000117723 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000117723 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000117723 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000117723 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000117722 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[42]
C000117722 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[42]
C000117722 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[42]
C000117722 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	52.20%	[42]
C000117722 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[42]
C000117722 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[42]
C000117722 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[42]
C000117722 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[42]
C000117722 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[42]
C000117722 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000117722 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	58.20%
C000117722 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%
C000117722 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000117722 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000117722 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000117722 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000117722 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000117722 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000117724 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[43]
C000117724 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[43]
C000117724 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[43]
C000117724 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	52.20%	[43]
C000117724 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[43]
C000117724 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[43]
C000117724 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[43]
C000117724 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[43]
C000117724 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[43]
C000117724 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000117724 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	58.20%
C000117724 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%
C000117724 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000117724 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000117724 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000117724 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000117724 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000117724 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000117721 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[44]
C000117721 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[44]
C000117721 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[44]
C000117721 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	52.20%	[44]
C000117721 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[44]
C000117721 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[44]
C000117721 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[44]
C000117721 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[44]
C000117721 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[44]
C000117721 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000117721 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	58.20%
C000117721 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%
C000117721 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000117721 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000117721 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000117721 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000117721 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000117721 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162603 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[45]
C000162603 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[45]
C000162603 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	74.10%	[45]
C000162603 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[45]
C000162603 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[45]
C000162603 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[45]
C000162603 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[45]
C000162603 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162603 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.90%
C000162603 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
C000162603 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162603 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162603 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000158752 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[46]
C000158752 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[46]
C000158752 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	74.10%	[46]
C000158752 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[46]
C000158752 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[46]
C000158752 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[46]
C000158752 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[46]
C000158752 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000158752 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.90%
C000158752 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
C000158752 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000158752 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000158752 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000158751 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[47]
C000158751 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[47]
C000158751 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	74.10%	[47]
C000158751 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[47]
C000158751 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[47]
C000158751 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[47]
C000158751 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[47]
C000158751 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000158751 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.90%
C000158751 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
C000158751 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000158751 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000158751 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000158753 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[48]
C000158753 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[48]
C000158753 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	74.10%	[48]
C000158753 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[48]
C000158753 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[48]
C000158753 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[48]
C000158753 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[48]
C000158753 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000158753 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.90%
C000158753 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
C000158753 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000158753 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000158753 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000158750 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[49]
C000158750 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[49]
C000158750 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	74.10%	[49]
C000158750 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[49]
C000158750 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[49]
C000158750 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[49]
C000158750 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[49]
C000158750 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000158750 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.90%
C000158750 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
C000158750 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000158750 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000158750 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000202767 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[50]
C000202767 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[50]
C000202767 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	74.10%	[50]
C000202767 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[50]
C000202767 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[50]
C000202767 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[50]
C000202767 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[50]
C000202767 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202767 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.90%
C000202767 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
C000202767 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202767 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202767 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000205815 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[51]
C000205815 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%	[51]
C000205815 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[51]
C000205815 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[51]
C000205815 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[51]
C000205815 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[51]
C000205815 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[51]
C000205815 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[51]
C000205815 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[51]
C000205815 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000205815 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.60%
C000205815 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000205815 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000205815 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205815 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000205813 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[52]
C000205813 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%	[52]
C000205813 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[52]
C000205813 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[52]
C000205813 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[52]
C000205813 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[52]
C000205813 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[52]
C000205813 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[52]
C000205813 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[52]
C000205813 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000205813 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.60%
C000205813 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000205813 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000205813 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205813 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000205812 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[53]
C000205812 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%	[53]
C000205812 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[53]
C000205812 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[53]
C000205812 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[53]
C000205812 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[53]
C000205812 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[53]
C000205812 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[53]
C000205812 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[53]
C000205812 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000205812 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.60%
C000205812 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000205812 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000205812 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205812 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000205814 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[54]
C000205814 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%	[54]
C000205814 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[54]
C000205814 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[54]
C000205814 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[54]
C000205814 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[54]
C000205814 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[54]
C000205814 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[54]
C000205814 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[54]
C000205814 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000205814 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.60%
C000205814 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000205814 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000205814 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205814 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000205811 [Member] | Below B B [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[55]
C000205811 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%	[55]
C000205811 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[55]
C000205811 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[55]
C000205811 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[55]
C000205811 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[55]
C000205811 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[55]
C000205811 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[55]
C000205811 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[55]
C000205811 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000205811 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.60%
C000205811 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000205811 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000205811 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205811 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000205820 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[56]
C000205820 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[56]
C000205820 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%	[56]
C000205820 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%	[56]
C000205820 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[56]
C000205820 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[56]
C000205820 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[56]
C000205820 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[56]
C000205820 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000205820 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	43.40%
C000205820 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000205820 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000205820 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000205820 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205818 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[57]
C000205818 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[57]
C000205818 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%	[57]
C000205818 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%	[57]
C000205818 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[57]
C000205818 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[57]
C000205818 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[57]
C000205818 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[57]
C000205818 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000205818 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	43.40%
C000205818 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000205818 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000205818 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000205818 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205817 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[58]
C000205817 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[58]
C000205817 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%	[58]
C000205817 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%	[58]
C000205817 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[58]
C000205817 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[58]
C000205817 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[58]
C000205817 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[58]
C000205817 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000205817 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	43.40%
C000205817 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000205817 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000205817 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000205817 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205819 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[59]
C000205819 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[59]
C000205819 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%	[59]
C000205819 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%	[59]
C000205819 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[59]
C000205819 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[59]
C000205819 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[59]
C000205819 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[59]
C000205819 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000205819 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	43.40%
C000205819 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000205819 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000205819 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000205819 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205816 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[60]
C000205816 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[60]
C000205816 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%	[60]
C000205816 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%	[60]
C000205816 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[60]
C000205816 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[60]
C000205816 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[60]
C000205816 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[60]
C000205816 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000205816 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	43.40%
C000205816 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000205816 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000205816 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000205816 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%

[1]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[2]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[3]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[4]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[5]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[6]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[7]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[8]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[9]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[10]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that oneis used. These ratings are subject to change without notice.
[11]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[12]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[13]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[14]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[15]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[16]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[17]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[18]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[19]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[20]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[21]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[22]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[23]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[24]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[25]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[26]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[27]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[28]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[29]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[30]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[31]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[32]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[33]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[34]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[35]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[36]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[37]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[38]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[39]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[40]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[41]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[42]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[43]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[44]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[45]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[46]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[47]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[48]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[49]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[50]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[51]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[52]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[53]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[54]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[55]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[56]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[57]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[58]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[59]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[60]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.